Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	793,744,418.03	35,306
Yield Supplement Overcollateralization Amount 03/31/19	52,765,520.26	0
Receivables Balance 03/31/19	846,509,938.29	35,306
Principal Payments	26,988,110.26	527
Defaulted Receivables	1,187,664.09	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	50,321,306.43	0
Pool Balance at 04/30/19	768,012,857.51	34,724

Pool Statistics	$ Amount	# of Accounts
Pool Factor	74.16%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,682,069.96	186
Past Due 61-90 days	1,587,794.26	69
Past Due 91-120 days	101,874.75	11
Past Due 121+ days	0.00	0
Total	6,371,738.97	266

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	794,536.11
Aggregate Net Losses/(Gains) - April 2019	393,127.98
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.56%
Prior Net Losses Ratio	0.48%
Second Prior Net Losses Ratio	0.38%
Third Prior Net Losses Ratio	1.06%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.41%

Overcollateralization Target Amount	20,352,340.72
Actual Overcollateralization	20,352,340.72
Weighted Average APR	3.50%
Weighted Average APR, Yield Adjusted	6.40%
Weighted Average Remaining Term	56.23

Flow of Funds	$ Amount

Collections	30,242,408.88
Investment Earnings on Cash Accounts	12,621.68
Servicing Fee	(705,424.95)
Transfer to Collection Account	0.00
Available Funds	29,549,605.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,856,215.62
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,697,333.44
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,352,340.72
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,557,129.16

Total Distributions of Available Funds	29,549,605.61

Servicing Fee	705,424.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 04/15/19	772,710,190.95
Principal Paid	25,049,674.16
Note Balance @ 05/15/19	747,660,516.79

Class A-1
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2
Note Balance @ 04/15/19	327,090,190.95
Principal Paid	25,049,674.16
Note Balance @ 05/15/19	302,040,516.79
Note Factor @ 05/15/19	81.8537986%

Class A-3
Note Balance @ 04/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	326,000,000.00
Note Factor @ 05/15/19	100.0000000%

Class A-4
Note Balance @ 04/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	89,060,000.00
Note Factor @ 05/15/19	100.0000000%

Class B
Note Balance @ 04/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	30,560,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,942,802.29
Total Principal Paid	25,049,674.16
Total Paid	26,992,476.45

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	763,210.45
Principal Paid	25,049,674.16
Total Paid to A-2 Holders	25,812,884.61

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.9415985
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.0341530
Total Distribution Amount	26.9757515

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.0683210
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.8852958
Total A-2 Distribution Amount	69.9536168

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	187.52
Noteholders' Principal Distributable Amount	812.48

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/19	2,546,066.61
Investment Earnings	4,922.38
Investment Earnings Paid	(4,922.38)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61